CONDENSED BALANCE SHEETS	Jun. 30, 2026 USD ($)
Current Liabilities:
Accrued expenses	$ 225
PIPE subscription derivative liability	137,942,000
TOTAL LIABILITIES	138,062,603
Commitments and Contingencies (Note 4)
STOCKHOLDER'S DEFICIT
Additional paid-in capital	10
Stock subscription receivable	(10)
Accumulated deficit	(138,062,603)
Total Stockholder's Deficit	(138,062,603)
Related Party
Current Liabilities:
Due to Parent	$ 120,378